SEGMENT INFORMATION (Schedule of Operating Information by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Service Revenues
Mobile value added services	$ 106,103	$ 103,519	$ 68,335
Advertising services	72,903	36,623	8,889
Enterprise mobility	16,035	14,174	3,249
Other services	4,641	3,559	1,992
Product Revenues
Enterprise mobility	132,642	38,827	9,303
Total net revenues	332,324	196,702	91,768
Cost of revenues	(226,651)	(80,928)	(25,739)
Gross profit	105,673	115,774	66,029
Operating expenses:
Sales and marketing expenses	(29,962)	(25,810)	(17,396)
General and administrative expenses	(131,001)	(77,026)	(36,776)
Research and development expenses	(25,665)	(17,437)	(9,585)
Total operating expenses	(186,628)	(120,273)	(63,757)
(Loss)/income from operations	(80,955)	(4,499)	2,272
Interest (expenses)/income	(5,360)	411	3,193
Realized gain on available-for-sale investments	65	5
Investment impairment	(5,967)
Foreign currency exchange gain/(loss)	(391)	1,784	67
Gain on change of interest in an associate			943
Other income/(expense), net	19,514	2,083	3,364
(Loss)/income before income taxes	(73,094)	(216)	9,839
Income tax (expense)/benefit	(5,518)	(1,117)	(420)
Share of (loss)/profit from an associate			543
Net (loss)/income	(78,612)	(1,333)	9,962
Operating Segments [Member] | Consumer [Member]
Service Revenues
Mobile value added services	106,103	103,519	68,335
Advertising services	72,903	36,623	8,889
Enterprise mobility
Other services	4,641	3,559	1,992
Product Revenues
Enterprise mobility
Total net revenues	183,647	143,701	79,216
Cost of revenues	(92,172)	(41,430)	(16,352)
Gross profit	91,475	102,271	62,864
Operating expenses:
Sales and marketing expenses	(25,307)	(23,143)	(16,917)
General and administrative expenses	(126,491)	(74,966)	(35,977)
Research and development expenses	(17,905)	(15,063)	(8,995)
Total operating expenses	(169,703)	(113,172)	(61,889)
(Loss)/income from operations	(78,228)	(10,901)	975
Interest (expenses)/income	(5,382)	393	3,207
Realized gain on available-for-sale investments	65	5
Investment impairment	(5,967)
Foreign currency exchange gain/(loss)	(391)	1,784	67
Gain on change of interest in an associate			943
Other income/(expense), net	18,389	2,073	3,374
(Loss)/income before income taxes	(71,514)	(6,646)	8,566
Income tax (expense)/benefit	(5,766)	(555)	(331)
Share of (loss)/profit from an associate			543
Net (loss)/income	(77,280)	(7,201)	8,778
Operating Segments [Member] | Enterprise [Member]
Service Revenues
Mobile value added services
Advertising services
Enterprise mobility	16,035	14,174	3,249
Other services
Product Revenues
Enterprise mobility	132,642	38,827	9,303
Total net revenues	148,677	53,001	12,552
Cost of revenues	(134,479)	(39,498)	(9,387)
Gross profit	14,198	13,503	3,165
Operating expenses:
Sales and marketing expenses	(4,655)	(2,667)	(479)
General and administrative expenses	(4,510)	(2,060)	(799)
Research and development expenses	(7,760)	(2,374)	(590)
Total operating expenses	(16,925)	(7,101)	(1,868)
(Loss)/income from operations	(2,727)	6,402	1,297
Interest (expenses)/income	22	18	(14)
Realized gain on available-for-sale investments
Investment impairment
Foreign currency exchange gain/(loss)
Gain on change of interest in an associate
Other income/(expense), net	1,125	10	(10)
(Loss)/income before income taxes	(1,580)	6,430	1,273
Income tax (expense)/benefit	248	(562)	(89)
Share of (loss)/profit from an associate
Net (loss)/income	$ (1,332)	$ 5,868	$ 1,184